Leases - Schedule of Contractual Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 1,111	$ 1,123
Less Than 1 Year
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	258	219
One to five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	734	663
More than five years
Disclosure Of Contractual Maturities Of Lease Liabilities [Line Items]
Total	$ 119	$ 241